Financial risk - Liquid assets (Details) - Liquidity risk - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Financial assets
Liquid assets	$ 227,553	$ 221,176
Average
Financial assets
Liquid assets	209,386	192,604
Cash
Financial assets
Liquid assets	70,381	29,099
Cash | Average
Financial assets
Liquid assets	42,862	28,157
Trading securities and financial assets measured at FVIS
Financial assets
Liquid assets	6,940	29,364
Trading securities and financial assets measured at FVIS | Average
Financial assets
Liquid assets	10,436	14,789
Investment securities
Financial assets
Liquid assets	83,032	91,097
Investment securities | Average
Financial assets
Liquid assets	90,248	82,678
Loans
Financial assets
Liquid assets	66,610	71,616
Loans | Average
Financial assets
Liquid assets	65,558	66,512
Other financial assets
Financial assets
Liquid assets	590
Other financial assets | Average
Financial assets
Liquid assets	$ 282	$ 468